Operating segments -Summary of Revenue from Sales of Goods (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Operating Segments [Line Items]
Revenue from sales and services	$ 45,304,176	$ 27,722,571
Nutraceutical Products | At a Point in Time
Disclosure Of Operating Segments [Line Items]
Revenue from sales and services	16,110,060	19,647,501
Cannabis and Hemp Products | At a Point in Time
Disclosure Of Operating Segments [Line Items]
Revenue from sales and services	416,296	636,630
Innovation Products | At a Point in Time
Disclosure Of Operating Segments [Line Items]
Revenue from sales and services	14,492,883
Food and Beverages Products | At a Point in Time
Disclosure Of Operating Segments [Line Items]
Revenue from sales and services	3,177,585
Processing Services | Over Time
Disclosure Of Operating Segments [Line Items]
Revenue from sales and services	$ 11,107,352	$ 7,438,440